THE BLDRS INDEX FUNDS TRUST


                          BLDRS ASIA 50 ADR INDEX FUND
                   BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
                    BLDRS EMERGING MARKETS 50 ADR INDEX FUND
                         BLDRS EUROPE 100 ADR INDEX FUND

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2004


















       "BLDRS" and "Baskets of Listed Depositary ReceiptS" are registered trademarks of The Bank of New York

                             BLDRS INDEX FUNDS TRUST


                                Table of Contents


BLDRS Asia 50 ADR Index Fund

         Introduction .......................................................  1
         Schedule of Investments ............................................  2
         Financial Statements ...............................................  4
         Financial Highlights ...............................................  7
         Notes to Financial Statements ......................................  8

BLDRS Developed Markets 100 ADR Index Fund

         Introduction ....................................................... 14
         Schedule of Investments ............................................ 15
         Financial Statements ............................................... 18
         Financial Highlights ............................................... 21
         Notes to Financial Statements ...................................... 22

BLDRS Emerging Markets 50 ADR Index Fund

         Introduction ....................................................... 28
         Schedule of Investments ............................................ 29
         Financial Statements ............................................... 31
         Financial Highlights ............................................... 34
         Notes to Financial Statements ...................................... 35

BLDRS Europe 100 ADR Index Fund

         Introduction ....................................................... 41
         Schedule of Investments ............................................ 42
         Financial Statements ............................................... 45
         Financial Highlights ............................................... 48
         Notes to Financial Statements ...................................... 49

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................... 55

SUPPLEMENTAL INFORMATION (Unaudited) ........................................ 56

                           The BLDRS Index Funds Trust


This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). Each fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY ADR Index.



BLDRS Asia 50 ADR Index Fund

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM). The BNY Asia 50 ADR Index includes 50 component Depositary Receipts as of September 30, 2004 representing the securities issued by 50 of the most actively traded companies from the Asian market having a free-float market capitalization ranging from $3 billion to $130 billion.

                          BLDRS ASIA 50 ADR INDEX FUND
                                     OF THE
                             BLDRS INDEX FUNDS TRUST

                             SCHEDULE OF INVESTMENTS(1)

                               September 30, 2004


DEPOSITARY RECEIPTS                               SHARES                VALUE
-------------------                               ------                -----

Toyota Motor Corporation                           30,042            $2,294,607

Mitsubishi Tokyo Financial Group, Inc.            114,697               956,572

Honda Motor Co., Ltd.                              33,056               805,243

BHP Billiton Ltd.                                  33,067               686,140

Canon Inc                                          14,441               681,038

Matsushita Electrical Industrial Co. Ltd.          43,159               579,194

NTT Docomo, Inc.                                   33,902               576,334

Sony Corporation                                   16,299               560,523

National Australia Bank Ltd.                        5,456               534,688

The News Corporation Ltd. PDS                      16,032               502,283

Nissan Motor Co, Ltd.                              22,151               479,791

Nomura Holdings                                    34,588               446,531

Australia and New Zealand Banking Group Ltd.        6,395               441,895

Taiwan Semiconductor Manufacturing Co, Ltd.*       61,693               440,488

Westpac Banking Corp                                6,219               399,882

Nippon Telegraph and Telephone                     18,279               365,214

Hitachi Ltd.                                        5,892               355,582

Fuji Photo Film Co, Ltd.                            9,028               296,660

Infosys Technologies Ltd.                           4,363               246,946

Kyocera Corporation                                 3,366               236,966

Mitsui and Company Ltd.                             1,393               234,303

China Mobile HK Ltd.                               14,516               222,095

NEC Corp.                                          33,943               203,319

The News Corporation, Ltd.                          5,717               187,918

SK Telecom Co, Ltd.                                 9,421               183,238

Kookmin Bank                                        5,392               171,681

United Microelectronics Corporation*               46,838               158,312

TDK Corporation                                     2,343               157,122

Kirin Brewery Company                              17,321               151,039

Coles Myer, Ltd.                                    2,695               145,773

Petrochina Co.                                      2,687               144,453

Telecom Corp of New Zealand                         4,261               135,542

Telstra Corporation Ltd.                            7,763               131,428

DEPOSITARY RECEIPTS                                SHARES               VALUE
-------------------                                ------               -----

Sanyo Electric Co, Ltd.                             6,588            $  108,900

Nidec Corporation                                   4,171               104,484

Rinker Group Ltd.                                   1,663               104,170

CNOOC Ltd.                                          1,947               102,412

China Petroleum & Chemical Corporation              2,395                98,315

Kubota Corporation                                  4,131                98,111

KT Corporation                                      4,911                88,742

Shinhan Financial Group Co. Ltd.                    2,471                85,497

Alumina Ltd.                                        5,107                83,551

China Life Insurance Co Ltd.*                       3,273                83,527

Advantest Corporation                               5,562                82,818

AU Optronics Corporation*                           6,542                81,906

Amcor Ltd.                                          3,863                80,350

China Telecom Corp. Ltd.*                           2,442                78,877

Icici Bank Ltd.                                     5,640                77,832

Trend Micro Inc.*                                   1,696                72,843

Pioneer Corporation                                 3,168                66,401


                                                                 ---------------
Total Investments (Cost $14,976,526)                                $15,611,536
                                                                 ===============

(1) The securities of the Trust's investment portfolio categorized by industry group, as a percentage of total investments at value, were as follows:

                                                 Value at September 30, 2004
                                            -----------------------------------
INDUSTRY CLASSIFICATION                             $                     %
------------------------                       -----------              ------
Automobile Manufacturers                       $ 3,579,641              22.93%
Banks                                            2,668,047              17.09%
Leisure Goods & Services                         1,611,678              10.32%
Wireless Communications                            981,667               6.29%
Technology Hardware & Equipment                    966,263               6.19%
Fixed-Line Communications                          799,803               5.12%
Mining & Minerals                                  769,691               4.93%
Broadcasting                                       690,201               4.42%
Semiconductors                                     598,800               3.84%
Electric Components & Equipment                    498,572               3.19%
Investment Services                                446,531               2.86%
Advanced Industrial Equipment                      438,400               2.81%
Energy                                             345,180               2.21%
Technology Services                                246,946               1.58%
General Industrial Services                        234,303               1.50%
Other Industries                                   735,813               4.72%
                                            ---------------       -------------
                                              $ 15,611,536             100.00%
                                            ===============       =============

* Designated as non-income producing.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Assets and Liabilities


                                                                   SEPTEMBER 30,
                                                                       2004
                                                                   -------------

ASSETS:
   Investment in Securities, at value (cost $14,976,526)           $ 15,611,536
   Cash                                                                  21,152
   Dividends receivable                                                  57,167
   Receivable from securities sold                                        5,187
                                                                   ------------
   Total assets                                                      15,695,042
                                                                   ------------

LIABILITIES:
   Accrued expenses                                                      14,662
   Payable to Trustee                                                     1,290
   Distribution payable                                                  18,925
   Payable for securities purchased                                       5,314
                                                                   ------------
   Total liabilities                                                     40,191
                                                                   ------------
Net assets                                                         $ 15,654,851
                                                                   ============

NET ASSETS REPRESENTED BY:
     Paid in surplus                                               $ 15,130,821
     Undistributed net investment income                                 10,299
     Accumulated net realized loss on investments                      (121,279)
     Net unrealized appreciation on investments                         635,010
                                                                   ------------
Net assets                                                         $ 15,654,851
                                                                   ============

NET ASSET VALUE PER SHARE (PAR VALUE-$.001): (comprised of
   $15,654,851 / 250,000 BLDRS Asia 50 ADR Index Fund Shares
   outstanding, unlimited shares authorized)                       $      62.62
                                                                   ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                            Statements of Operations


                                                                For the period
                                               YEAR ENDED      November 8, 2002*
                                              SEPTEMBER 30,     to September 30,
                                                  2004                2003
                                              ---------------------------------

INVESTMENT INCOME:
   Dividend income                             $   182,751        $   223,728

EXPENSES:
   Trustee fees                                     10,116             13,065
   Marketing expense                                34,510             10,916
   Licensing fees                                    6,052              9,214
   SEC filing fees                                   2,589                653
   Professional fees                                35,144             29,965
   Other fees and expenses                           7,272              3,690
                                               ------------------------------
   Total expenses                                   95,683             67,503
   Less expenses waived by the Licensor             (6,052)            (9,214)
   Less expenses assumed by the Sponsor            (59,283)           (19,093)
                                               ------------------------------
   Net expenses                                     30,348             39,196
                                               ------------------------------
   Net investment income                           152,403            184,532
                                               ------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net realized loss on sale of investments        (18,750)          (102,529)
   Net realized gain on in-kind redemptions             --            665,196
   Net change in unrealized appreciation/
     depreciation on investments                   236,362            398,725
                                               ------------------------------
   Net realized and unrealized gain on
     investments                                   217,612            961,392
                                               ------------------------------

   Net increase in net assets resulting from
     operations                                $   370,015        $ 1,145,924
                                               ==============================


* Commencement of operations.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statements of Changes in Net Assets


                                                                For the period
                                               YEAR ENDED      November 8, 2002*
                                              SEPTEMBER 30,     to September 30,
                                                  2004                2003
                                              ----------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                      $    152,403       $    184,532
   Net realized gain (loss) on investment
     transactions                                  (18,750)           562,667
   Net change in unrealized appreciation/
     depreciation on investments                   236,362            398,725
                                              -------------------------------
   Net increase in net assets resulting from
     operations                                    370,015          1,145,924
                                              -------------------------------

DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income                          (147,103)          (150,481)
                                              -------------------------------

UNITHOLDER TRANSACTIONS:
   Proceeds from subscriptions of
     BLDRS Asia 50 ADR Index Fund Shares        12,538,783         21,710,510
   Less redemptions of
     BLDRS Asia 50 ADR Index Fund Shares                --        (19,812,797)
                                              -------------------------------
   Increase in net assets due to
     unitholder transactions                    12,538,783          1,897,713
                                              -------------------------------
Total increase                                  12,761,695          2,893,156

NET ASSETS:
Beginning of period                              2,893,156                 --
                                              -------------------------------
End of period (a)                             $ 15,654,851       $  2,893,156
                                              ===============================


* Commencement of operations.


(a) Includes undistributed net investment income of $10,299 and $34,051 at September 30, 2004 and 2003, respectively.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                              Financial Highlights


                                                                                           For the Period
                                                                        YEAR ENDED      November 8, 2002* to
                                                                       SEPTEMBER 30,        September 30,
                                                                           2004                 2003
                                                                     -----------------------------------------

Net asset value, beginning of period                                     $   57.86           $   48.76
Investment operations:
   Net investment income (1)                                                  0.97                0.59
   Net realized and unrealized gain on investments                            4.51                8.98
                                                                     -----------------------------------------
Total from investment operations                                              5.48                9.57
Less distributions from:
   Net investment income                                                     (0.72)              (0.47)
                                                                     -----------------------------------------
Net asset value, end of period                                           $   62.62               57.86
                                                                     =========================================
Total investment return (2)                                                   9.45%              19.73%**

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                       $15,655              $2,893
   Ratios to average net assets:
    Expenses before expenses waived and/ or assumed                           0.95%               0.52%***
    Expenses after expenses waived and/ or assumed                            0.30%               0.30%***
    Net investment income before expenses waived and/ or assumed              0.86%               1.20%***
    Net investment income after expenses waived and/ or assumed               1.51%               1.42%***
   Portfolio turnover rate (3)                                               17.16%              18.65%**


The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.


*    Commencement of operations.

**   Not annualized

***  Annualized


(1)  Calculated using average share method.

(2) Total return calculation assumes the reinvestment of dividends and capital gains (to the extent there are any). Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and selling shares of the Fund in the secondary market. Currently, the BLDRS Asia 50 ADR Index Fund does not have a dividend reinvestment program.

(3)  Portfolio   turnover  excludes   securities   received  or  delivered  from
     processing creations or redemptions of BLDRS Asia 50 ADR Fund Shares.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                          Notes to Financial Statements

                               September 30, 2004


1. ORGANIZATION

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios, including BLDRS Asia 50 ADR Index Fund (the "Fund"), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Fund was created to provide investors with the opportunity to purchase units of beneficial interest in the Fund representing proportionate undivided interests in the portfolio of securities held by the Fund, which consists of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Asia 50 ADR Index.

The Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 shares of the BLDRS Asia 50 ADR Index Fund (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Fund and its initial registration as an investment company.

Nasdaq Global Funds, Inc. (formerly known as Nasdaq Financial Product Services, Inc.) is the Sponsor of the Trust and The Bank of New York is the Trustee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION

Portfolio securities are valued based on their last sale price on the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued based on fair market value as determined by the Trustee in good faith based on available information. Factors considered by the Trustee when valuing securities in good faith are (a) the closing price for the Security on another market on which the security is traded (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee's appraising the value of the Securities in good faith on the bid side of the market, or (e) by any combination thereof.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

The Fund declares and distributes dividends, if any, from net investment income to its unitholders quarterly. The Fund will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

At September 30, 2004, permanent differences were reclassified within the components of net assets, primarily due to the tax treatment of in-kind transactions and interest earned on redemptions. These differences resulted in a net decrease of $29,052 to undistributed net investment income and a corresponding increase of $29,052 to paid in capital. This reclassification had no effect on net assets of the Fund.

The tax character of distributions paid during the periods ended September 30, 2004 and 2003 was $147,103 and $150,481 of ordinary income, respectively.

At September 30, 2004, the Fund had a capital loss carryforward of $55,764, which expires in 2011.

At September 30, 2004, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $29,244.

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR

The Fund pays the expenses of its operations, including the fees of its Trustee and reimbursement to the Sponsor for expenses of the Sponsor relating to the marketing of the Trust and for payments to The Bank of New York (the "Licensor") for a license to use The Bank of New York's BNY Asia 50 ADR Index as a basis for determining the composition and weighting of securities held by the Fund. The Sponsor pays an annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Fund, and is reimbursed by the Fund for such payments, subject to waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Fund's accounting records, acts as custodian and transfer agent to the Fund, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Fund, and for adjusting the composition of the Fund's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of The Bank of New York's BNY Asia 50 ADR Index. For these services, the Trustee receives a fee at the following annual rates:

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR (CONTINUED)

         NET ASSET VALUE                  FEE AS A PERCENTAGE OF NET
           OF THE FUND                      ASSET VALUE OF THE FUND
----------------------------------     ---------------------------------

               $0-$499,999,999*             10/100 of 1% per annum
   $500,000,000-$2,499,999,999*              8/100 of 1% per annum
      $2,500,000,000 and above*              6/100 of 1% per annum

* The fee indicated applies to that portion of the net asset value of the Fund that falls in the size category indicated and is computed each business day on the basis of the net asset value of the Fund on such day.

The Sponsor had undertaken that on each day during the fiscal year ending September 30, 2004, and through January 28, 2006, the ordinary operating expenses of the Fund as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of the Fund. To the extent during such period that ordinary operating expenses of the Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to the Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse the Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during the fiscal year expenses fell below the 0.30% per annum level on any given day. For the year ended September 30, 2004 and the period November 8, 2002 to September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $6,052 and $9,214 of expenses, and the Sponsor assumed $59,283 and $19,093 of expenses incurred by the Fund, respectively.

Marketing expenses for the year ended September 30, 2004 and the period November 8, 2002 to September 30, 2003, represent expenses incurred by the Sponsor on behalf of the Fund and charged to the Fund, subject to the reimbursement provisions above.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


4. TRANSACTIONS IN SHARES OF THE BLDRS ASIA 50 ADR INDEX FUND

Transactions in shares of the BLDRS Asia 50 ADR Index Fund were as follows:

                                                                           For the Period
                                                                          November 8, 2002*
                                                     FOR THE YEAR ENDED          to
                                                     SEPTEMBER 30, 2004  September 30, 2003
                                                    -------------------- ------------------
                                                            SHARES              Shares
                                                    -------------------- ------------------

BLDRS Asia 50 ADR Index Fund Shares sold                    200,000             450,000
BLDRS Asia 50 ADR Index Fund Shares redeemed                     --            (400,000)
                                                    -------------------- ------------------
Net increase                                                200,000              50,000
                                                    ==================== ==================

* Commencement of operations.

BLDRS Asia 50 ADR Index Fund Shares are issued and redeemed by the Fund only in Creation Unit size aggregations of 50,000 BLDRS Asia 50 ADR Index Fund Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per BLDRS Asia 50 ADR Index Shares and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Asia 50 ADR Clearing Process is $10 per each security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the BLDRS Asia 50 ADR Clearing Process is four times the normal transaction cost of $500 ($2,000) per participating party per day. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

For year ended September 30, 2004 and the period November 8, 2002 to September 30, 2003, the Trustee earned $1,500 and $2,000, respectively in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the year ended September 30, 2004 or the period November 8, 2002 to September 30, 2003.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


5. INVESTMENT TRANSACTIONS

For the year ended September 30, 2004, the Fund had purchases and sales of investment securities of $1,666,549 and $1,661,083, respectively. This excludes securities received or delivered from processing creations or redemptions of the Fund Shares. At September 30, 2004, the cost of investments for federal income tax purposes was $15,042,041. Accordingly, gross unrealized depreciation was $599,068 and gross unrealized appreciation was $1,168,563, resulting in net unrealized appreciation of $569,495.

                           The BLDRS Index Funds Trust


This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). Each fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY ADR Index.



BLDRS Developed Markets 100 ADR Index Fund

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM). The BNY Developed Markets 100 ADR Index includes 100 component Depositary Receipts as of September 30, 2004 representing the securities issued by 100 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from $8 billion to over $200 billion.

                   BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
                                     OF THE
                             BLDRS INDEX FUNDS TRUST

                             SCHEDULE OF INVESTMENTS(1)

                               September 30, 2004


DEPOSITARY RECEIPTS                                SHARES               VALUE
-------------------                                ------               -----

BP plc                                              5,692            $  327,460

HSBC Holdings plc                                   3,475               277,305

Vodafone Group plc                                 10,481               252,697

Toyota Motor Corporation                            2,692               205,615

GlaxoSmithKline plc                                 4,646               203,170

Total S.A.                                          1,940               198,210

Novartis AG                                         3,961               184,860

Royal Dutch Petroleum Company                       3,284               169,454

UBS AG*                                             1,656               116,466

Sanofi-Aventis                                      3,134               114,736

Shell Transport and Trading Co, Plc                 2,530               112,610

Telefonica, S.A.                                    2,305               103,702

AstraZeneca PLC                                     2,484               102,167

Nokia Corporation                                   7,352               100,869

Barclays PLC                                        2,535                98,079

Siemens AG                                          1,320                97,284

ENI SpA                                               807                90,626

Mitsubishi Tokyo Financial Group, Inc.             10,276                85,702

E ON AG                                             1,091                80,407

ING Group                                           3,083                77,938

Ericsson LM Telephone Company*                      2,440                76,226

Banco Bilbao Vizcaya Argentaria, S.A.               5,345                73,761

Santander Central Hispano S.A.                      7,517                73,516

Honda Motor Co., Ltd.                               2,962                72,154

Deutsche Telekom AG                                 3,772                70,386

Lloyds TSB Group PLC                                2,205                69,413

Deutsche Bank AG*                                     857                61,653

BHP Billiton Ltd.                                   2,963                61,482

Canon Inc.                                          1,294                61,025

Diageo plc                                          1,205                60,768

Credit Suisse Group                                 1,887                60,271

ABN AMRO Holding N.V.                               2,613                59,472

Anglo American plc                                  2,353                57,060

France Telecom                                      2,246                56,150

Allianz Aktiengesellschaft                          5,464                54,968

DaimlerChrysler AG*                                 1,316                54,509

DEPOSITARY RECEIPTS                                SHARES               VALUE
-------------------                                ------               -----

Unilever N.V.                                         901            $   52,078

Matsushita Electrical Industrial Co., Ltd.          3,867                51,895

NTT Docomo Inc.                                     3,037                51,629

SAP AG                                              1,312                51,102

BASF Aktiengesellschaft                               866                51,051

Sony Corporation                                    1,460                50,224

AXA                                                 2,379                48,246

National Australia Bank Ltd.                          489                47,922

Koninklijke Philips Electronics N.V.*               2,018                46,232

Rio Tinto PLC                                         420                45,633

The News Corporation Ltd. (PDS)                     1,436                44,990

BT Group plc                                        1,349                44,450

Vivendi Universal*                                  1,690                43,484

Nissan Motor Co, Ltd.                               1,985                42,995

National Grid Transco PLC                             974                41,716

Telecom Italia S.p.A*                               1,349                41,495

BHP Billiton Plc                                    1,945                41,137

Nomura Holdings                                     3,099                40,008

Australia and New Zealand Banking Group Ltd.          573                39,594

BG Group plc                                        1,114                37,921

Unilever PLC                                        1,147                37,874

British American Tobacco PLC                        1,227                35,816

Westpac Banking Corp                                  557                35,815

Repsol YPF SA                                       1,499                32,858

Nippon Telegraph & Telephone Corporation            1,638                32,727

Suez                                                1,470                31,752

Hitachi Ltd.                                          520                31,382

Groupe Danone                                       1,981                31,102

Enel S.p.A                                            750                30,375

Bayer AG                                            1,086                29,789

Endesa SA                                           1,502                28,703

Fuji Photo Film Co, Ltd.                              809                26,584

Prudential PLC                                      1,594                26,110

Imperial Tobacco Group PLC                            575                25,208

Cadbury Schweppes PLC                                 815                25,192

Novo Nordisk A/S                                      446                24,427

DEPOSITARY RECEIPTS                                SHARES               VALUE
-------------------                                ------               -----

mmO2 plc*                                           1,367            $   24,264

Royal KPN N.V.*                                     3,169                23,672

Lafarge                                             1,077                23,425

Aegon NV                                            2,141                23,144

Scottish Power PLC                                    733                22,606

Allied Irish Banks PLC                                672                22,357

Kyocera Corporation                                   302                21,261

ALCATEL                                             1,804                21,161

Mitsui and Company Ltd                                125                21,025

CRH PLC                                               835                19,748

Bank of Ireland                                       351                19,024

Sanpaolo IMI S.p.A                                    822                18,577

NEC Corp                                            3,041                18,216

ABB Ltd.*                                           2,942                18,005

Portugal Telecom SGPS SA                            1,623                17,853

Reed Elsevier, PLC                                    501                17,791

WPP Group PLC                                         372                17,372

British Sky Broadcasting Group PLC                    493                17,235

Norsk Hydro ASA                                       234                17,138

Schering Aktiengesellschaft                           273                17,131

The News Corporation Ltd.                             512                16,829

STMicroelectronics N.V                                941                16,260

Wolseley plc*                                         462                16,101

UPM Kymmene Corp                                      825                15,824

Koninklijke Ahold NV*                               2,446                15,630

Akzo Nobel NV                                         425                15,088

Allied Domecq PLC*                                    436                14,946

TDK Corporation                                       210                14,083

                                                                  -------------
Total Investments (cost $5,541,158)                                  $5,947,453
                                                                  =============

(1) The securities of the Trust's investment portfolio categorized by industry group, as a percentage of total investments at value, were as follows:

                                                  Value at September 30, 2004
                                           ------------------------------------
INDUSTRY CLASSIFICATION                             $                     %
-----------------------                        -----------              ------
Banks                                          $ 1,158,927              19.49%
Energy                                             799,685              13.45%
Pharmaceuticals                                    646,491              10.87%
Fixed-Line Communications                          559,889               9.41%
Automobile Manufacturers                           375,273               6.31%
Wireless Communications                            328,590               5.52%
Electrical Utilities                               235,559               3.96%
Insurance                                          230,406               3.87%
Mining & Minerals                                  222,450               3.74%
Communications Technology                          198,256               3.33%
Advanced Industrial Equipment                      146,671               2.47%
Food                                               146,246               2.46%
Leisure Goods & Services                           128,703               2.16%
Broadcasting                                       122,538               2.06%
Chemicals                                           95,928               1.61%
Technology Hardware & Equipment                     79,241               1.33%
Beverage                                            75,714               1.27%
Food Retailers & Wholesalers                        61,862               1.04%
Tobacco                                             61,024               1.03%
Other Industries                                   274,000               4.62%
                                           ----------------       -------------
                                               $ 5,947,453             100.00%
                                           ================       =============

   * Designated non-income producing.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Assets and Liabilities


                                                                 SEPTEMBER 30,
                                                                     2004
                                                                 -------------

ASSETS:
   Investment in Securities, at value (cost $5,541,158)           $ 5,947,453
   Cash                                                                20,905
   Dividends receivable                                                12,477
   Receivable from securities sold                                     72,653
                                                                  -----------
   Total assets                                                     6,053,488
                                                                  -----------

LIABILITIES:
   Accrued expenses                                                     3,708
   Payable to Trustee                                                     432
   Distribution payable                                                26,348
   Payable for securities purchased                                    72,402
                                                                  -----------
   Total liabilities                                                  102,890
                                                                  -----------
Net assets                                                        $ 5,950,598
                                                                  ===========

NET ASSETS REPRESENTED BY:
     Paid in surplus                                              $ 5,583,129
     Distributions in excess of net investment income                  (7,577)
     Accumulated net realized loss on investments                     (31,249)
     Net unrealized appreciation on investments                       406,295
                                                                  -----------
Net assets                                                        $ 5,950,598
                                                                  ===========

NET ASSET VALUE PER SHARE (PAR VALUE-$.001): (comprised of
   $5,950,598 / 100,000 BLDRS Developed Markets 100 ADR Index
   Fund Shares outstanding, unlimited shares authorized)          $     59.51
                                                                  ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                            Statements of Operations


                                                                For the period
                                                  YEAR ENDED   November 8, 2002*
                                                 SEPTEMBER 30,  to September 30,
                                                     2004             2003
                                                 -------------------------------

INVESTMENT INCOME:
   Dividend income
                                                   $   131,488      $   344,013

EXPENSES:
   Trustee fees                                          5,625           12,359
   Marketing expense                                    34,510           10,915
   Licensing fees                                        3,367            8,706
   SEC filing fees                                       1,021            1,000
   Professional fees                                    35,145           29,965
   Other fees and expenses                               9,345            5,640
                                                   ----------------------------
   Total expenses                                       89,013           68,585
   Less expenses waived by the Licensor                 (3,367)          (8,706)
   Less expenses assumed by the Sponsor                (68,771)         (22,803)
                                                   ----------------------------
   Net expenses                                         16,875           37,076
                                                   ----------------------------
   Net investment income                               114,613          306,937
                                                   ----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net realized gain (loss) on sale of investments      24,454          (55,703)
   Net realized gain on in-kind redemptions            803,764          396,946
   Net change in unrealized appreciation/
     depreciation on investments                       (72,686)         478,981
                                                   ----------------------------
   Net realized and unrealized gain on investments     755,532          820,224
                                                   ----------------------------

   Net increase in net assets resulting from
     operations                                    $   870,145      $ 1,127,161
                                                   ============================


* Commencement of operations.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statements of Changes in Net Assets


                                                                For the period
                                                  YEAR ENDED   November 8, 2002*
                                                SEPTEMBER 30,   to September 30,
                                                     2004             2003
                                                --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                         $    114,613      $    306,937
   Net realized gain on investment transactions       828,218           341,243
   Net change in unrealized appreciation/
     depreciation on investments                      (72,686)          478,981
                                                 ------------------------------
   Net increase in net assets resulting from
     operations                                       870,145         1,127,161
                                                 ------------------------------

DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income                             (120,389)         (279,693)
                                                 ------------------------------

UNITHOLDER TRANSACTIONS:
   Proceeds from subscriptions of
     BLDRS Developed Markets 100 ADR Index
     Fund Shares                                    5,480,908        18,019,692
   Less redemptions of BLDRS Developed Markets
     100 ADR Index Fund Shares                     (5,314,289)      (13,832,937)
                                                 ------------------------------
   Increase in net assets due to
     unitholder transactions                          166,619         4,186,755
                                                 ------------------------------
Total increase                                        916,375         5,034,223

NET ASSETS:
Beginning of period                                 5,034,223                --
                                                 ------------------------------
End of period (a)                                $  5,950,598      $  5,034,223
                                                 ==============================


* Commencement of operations.


(a) Includes distributions in excess of net investment income of $(7,577) and undistributed net investment income of $27,244 at September 30, 2004 and 2003, respectively.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                              Financial Highlights


                                                                                            For the Period
                                                                       YEAR ENDED        November 8, 2002* to
                                                                      SEPTEMBER 30,         September 30,
                                                                           2004                  2003
                                                                     -----------------------------------------

Net asset value, beginning of period                                    $   50.34             $   45.05
Investment operations:
   Net investment income (1)                                                 1.19                  0.99
   Net realized and unrealized gain on investments                           9.17                  5.28
                                                                     -----------------------------------------
Total from investment operations                                            10.36                  6.27
Less distributions from:
   Net investment income                                                    (1.19)                (0.98)
                                                                     -----------------------------------------
Net asset value, end of period                                          $   59.51             $   50.34
                                                                     =========================================
Total investment return (2)                                                 20.69%                13.50%**

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                       $5,951                $5,034
   Ratios to average net assets:
    Expenses before expenses waived and/ or assumed                          1.58%                 0.56%***
    Expenses after expenses waived and/ or assumed                           0.30%                 0.30%***
    Net investment income before expenses waived and/ or assumed             0.76%                 2.23%***
    Net investment income after expenses waived and/ or assumed              2.04%                 2.49%***
   Portfolio turnover rate (3)                                              13.74%                 9.45%**


The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Developed Markets 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.


*    Commencement of operations.

**   Not annualized.

***  Annualized.


(1)  Calculated using average share method.

(2) Total return calculation assumes the reinvestment of dividends and capital gains (to the extent there are any). Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and selling shares of the Fund in the secondary market. Currently, the BLDRS Developed Markets 100 ADR Index Fund does not have a dividend reinvestment program.

(3)  Portfolio   turnover  excludes   securities   received  or  delivered  from
     processing creations or redemptions of BLDRS Developed Markets 100 ADR Fund Shares.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                          Notes to Financial Statements

                               September 30, 2004


1. ORGANIZATION

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios, including BLDRS Developed Markets 100 ADR Index Fund (the "Fund"), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Fund was created to provide investors with the opportunity to purchase units of beneficial interest in the Fund representing proportionate undivided interests in the portfolio of securities held by the Fund, which consists of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Developed Markets 100 ADR Index.

The Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 shares of the BLDRS Developed Markets 100 ADR Index Fund (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Fund and its initial registration as an investment company.

Nasdaq Global Funds, Inc. (formerly known as Nasdaq Financial Product Services, Inc.) is the Sponsor of the Trust and The Bank of New York is the Trustee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION

Portfolio securities are valued based on their last sale price on the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued based on fair market value as determined by the Trustee in good faith based on available information. Factors considered by the Trustee when valuing securities in good faith are (a) the closing price for the Security on another market on which the security is traded (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, at the closing

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee's appraising the value of the Securities in good faith on the bid side of the market, or (e) by any combination thereof.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

The Fund declares and distributes dividends, if any, from net investment income to its unitholders quarterly. The Fund will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

At September 30, 2004, permanent differences were reclassified within the components of net assets, primarily due to the tax treatment of in-kind transactions and interest earned on redemptions. These differences resulted in a net decrease of $29,045 to undistributed net investment income, $803,764 to accumulated net realized gain on investments and a corresponding increase of $832,809 to paid in capital. This reclassification had no effect on net assets of the Fund.

The tax character of distributions paid during the periods ended September 30, 2004 and 2003 was $120,389 and $279,693 of ordinary income, respectively.

At September 30, 2004, the Fund had a capital loss carryforward of $26,168, which expires in 2011.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of $2,951 for the year ended September 30, 2004. These carryover losses may be used to offset future gains. To the extent they are so used, future gains will not be distributed to unitholders until they exceed available loss carryovers.

At September 30, 2004, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $18,771.

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR

The Fund pays the expenses of its operations, including the fees of its Trustee and reimbursement to the Sponsor for expenses of the Sponsor relating to the marketing of the Trust and for payments to The Bank of New York (the "Licensor") for a license to use The Bank of New York's BNY Developed Markets 100 ADR Index as a basis for determining the composition and weighting of securities held by the Fund. The Sponsor pays an annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Fund, and is reimbursed by the Fund for such payments, subject to waiver provisions discussed below.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR (CONTINUED)

In accordance with the Trust Agreement, the Trustee maintains the Fund's accounting records, acts as custodian and transfer agent to the Fund, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Fund, and for adjusting the composition of the Fund's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of The Bank of New York's BNY Developed Markets 100 ADR Index. For these services, the Trustee receives a fee at the following annual rates:

         NET ASSET VALUE                  FEE AS A PERCENTAGE OF NET
           OF THE FUND                      ASSET VALUE OF THE FUND
----------------------------------     ---------------------------------

               $0-$499,999,999*             10/100 of 1% per annum
   $500,000,000-$2,499,999,999*              8/100 of 1% per annum
      $2,500,000,000 and above*              6/100 of 1% per annum

* The fee indicated applies to that portion of the net asset value of the Fund that falls in the size category indicated and is computed each business day on the basis of the net asset value of the Fund on such day.

The Sponsor had undertaken that on each day during the fiscal year ending September 30, 2004, and through January 28, 2006, the ordinary operating expenses of the Fund as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of the Fund. To the extent during such period that ordinary operating expenses of the Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to the Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse the Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during the fiscal year expenses fell below the 0.30% per annum level on any given day. For the year ended September 30, 2004 and the period November 8, 2002 to September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $3,367 and $8,706 of

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR (CONTINUED)

expenses, and the Sponsor assumed $68,771 and $22,803 of expenses incurred by the Fund, respectively.

Marketing expenses for the year ended September 30, 2004 and the period November 8, 2002 to September 30, 2003, represent expenses incurred by the Sponsor on behalf of the Fund and charged to the Fund, subject to the reimbursement provisions above.

4. TRANSACTIONS IN SHARES OF THE BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

Transactions in shares of the BLDRS Developed Markets 100 ADR Index Fund were as follows:

                                                                                      For the Period
                                                                                     November 8, 2002*
                                                                FOR THE YEAR ENDED          to
                                                                SEPTEMBER 30, 2004  September 30, 2003
                                                                ------------------ -------------------
                                                                      SHARES              Shares
                                                                ------------------ -------------------

BLDRS Developed Markets 100 ADR Index Fund Shares sold                100,000            400,000
BLDRS Developed Markets 100 ADR Index Fund Shares redeemed           (100,000)          (300,000)
                                                                ------------------ -------------------
Net increase                                                               --            100,000
                                                                ================== ===================

* Commencement of operations.

BLDRS Developed Markets 100 ADR Index Fund Shares are issued and redeemed by the Fund only in Creation Unit size aggregations of 50,000 BLDRS Developed Markets 100 ADR Index Fund Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per BLDRS Developed Markets 100 ADR Index Shares and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Developed Markets 100 ADR Clearing Process is $10 per each security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $1,000 per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the BLDRS Developed Markets 100 ADR Clearing Process is four times the normal transaction cost of $1,000 ($4,000) per

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


4. TRANSACTIONS IN SHARES OF THE BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND (CONTINUED)

participating party per day. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

For year ended September 30, 2004 and the period November 8, 2002 to September 30, 2003, the Trustee earned $4,000 and $2,500, respectively in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the year ended September 30, 2004 or the period November 8, 2002 to September 30, 2003.

5. INVESTMENT TRANSACTIONS

For the year ended September 30, 2004, the Fund had purchases and sales of investment securities of $806,085 and $801,328, respectively. This excludes securities received or delivered from processing creations or redemptions of the Fund Shares. At September 30, 2004, the cost of investments for federal income tax purposes was $5,543,289. Accordingly, gross unrealized depreciation was $192,675 and gross unrealized appreciation was $596,839, resulting in net unrealized appreciation of $404,164.

                           The BLDRS Index Funds Trust


This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). Each fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY ADR Index.



BLDRS Emerging Markets 50 ADR Index Fund

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM). The BNY Emerging Markets 50 ADR Index includes 50 component Depositary Receipts as of September 30, 2004 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $2 billion to $25 billion.

                    BLDRS EMERGING MARKETS 50 ADR INDEX FUND
                                     OF THE
                             BLDRS INDEX FUNDS TRUST

                             SCHEDULE OF INVESTMENTS(1)

                               September 30, 2004


DEPOSITARY RECEIPTS                                SHARES               VALUE
-------------------                                ------               -----

Taiwan Semiconductor Manufacturing Co. Ltd.*      201,254            $1,436,954

Teva Pharmaceutical Industries                     34,834               903,942

Infosys Technologies Ltd.                          14,234               805,644

China Mobile HK Ltd.                               47,353               724,501

Petroleo Brasileiro SA (PDS)                       22,220               709,262

America Movil SA De CV                             18,023               703,438

SK Telecom Co Ltd.                                 30,732               597,737

Telefonos de Mexico SA de CV                       18,011               581,215

Petroleo Brasileiro SA                             16,124               568,371

Kookmin Bank                                       17,589               560,034

United Microelectronics Corporation*              152,795               516,447

Sasol Ltd.                                         26,880               503,194

Petrochina Co.                                      8,764               471,153

Companhia Vale Do Rio Doce (PDS)                   23,861               459,324

Grupo Televisa SA*                                  8,408               443,354

Cemex SA De CV                                     15,621               439,575

Companhia Vale Do Rio Doce                         17,648               396,551

Banco Itau                                          6,302               349,761

CNOOC Ltd.                                          6,352               334,115

China Petroleum & Chemical Corporation              7,813               320,724

KT Corporation                                     16,022               289,518

Anglogold Ashanti Ltd.                              7,284               283,348

Gold Fields Ltd.                                   20,594               281,108

Shinhan Financial Group Co., Ltd.                   8,061               278,911

China Life Insurance Co Ltd.*                      10,677               272,477

AU Optronics Corporation*                          21,342               267,202

Companhia De Bebidas Das Americas                  11,656               261,094

China Telecom Corp. Ltd.*                           7,965               257,270

Icici Bank Ltd.                                    18,400               253,920

Banco Bradesco SA                                   4,517               238,046

Harmony Gold Mining Company Ltd.                   16,345               222,619

Satyam Computer Services Ltd.                       9,092               210,207

P T Telekomunikasi Indonesia Tbk                   11,594               205,098

DEPOSITARY RECEIPTS                                SHARES               VALUE
-------------------                                ------               -----

Mobile Telesystems OJSC                             1,401            $  203,131

Tele Norte Leste Participacoes SA                  14,843               196,373

Korea Electric Power Corp.                         18,388               193,993

POSCO                                               5,106               193,262

Semiconductor Manufacturing International Corp*    19,288               190,565

HDFC Bank Ltd.                                      5,476               185,910

Chunghwa Telecom Co. Ltd.                          10,294               181,277

Vimpel Communications OJSC*                         1,643               178,758

Compania De Minas Buenaventura SA                   6,974               165,633

Sappi Ltd.                                         11,063               158,422

Philippine Long Distance Telephone Co.*             5,804               145,332

Naspers Limited                                     1,804               142,714

Huaneng Power International Inc.                    4,384               141,866

Embraer-Empresa Brasileira De Aeronautica           5,256               138,758

Fomento Economico Mexicano SA                       3,122               137,930

Companhia Siderurgica Nacional                      8,813               136,866

China Unicom Ltd.                                  16,244               126,703


                                                                 ---------------
Total Investments (Cost $17,876,131)                                $17,963,607
                                                                 ===============

(1) The securities of the Trust's investment portfolio categorized by industry group, as a percentage of total investments at value, were as follows:

                                                 Value at September 30, 2004
                                             ----------------------------------
INDUSTRY CLASSIFICATION                              $                    %
-----------------------                         -----------             ------
Wireless Communications                         $ 2,534,268             14.11%
Energy                                            2,403,625             13.38%
Semiconductors                                    2,143,966             11.94%
Mining & Minerals                                 2,138,711             11.91%
Banks                                             1,866,582             10.39%
Fixed-Line Communications                         1,856,083             10.33%
Technology Services                               1,015,851              5.66%
Pharmaceuticals                                     903,942              5.03%
Chemicals                                           503,194              2.80%
Broadcasting                                        443,354              2.47%
Building Materials                                  439,575              2.45%
Beverage                                            399,024              2.22%
Electrical Utilities                                335,859              1.87%
Insurance                                           272,477              1.52%
Technology Hardware & Equipment                     267,202              1.49%
Other Industries                                    439,894              2.43%
                                             ---------------       ------------
                                               $ 17,963,607            100.00%
                                             ===============       ============

* Designated non-income producing

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Assets and Liabilities


                                                                 SEPTEMBER 30,
                                                                     2004
                                                                 -------------

ASSETS:
   Investment in Securities, at value (cost $17,876,131)         $ 17,963,607
   Cash                                                                51,052
   Dividends receivable                                                71,376
                                                                 ------------
   Total assets                                                    18,086,035
                                                                 ------------

LIABILITIES:
   Accrued expenses                                                    17,913
   Payable to Trustee                                                   1,394
   Distribution payable                                                64,460
                                                                 ------------
   Total liabilities                                                   83,767
                                                                 ------------
Net assets                                                       $ 18,002,268
                                                                 ============

NET ASSETS REPRESENTED BY:
   Paid in surplus                                               $ 18,185,637
   Distributions in excess of net investment income                   (11,163)
   Accumulated net realized loss on investments                      (259,682)
   Net unrealized appreciation on investments                          87,476
                                                                 ------------
Net assets                                                       $ 18,002,268
                                                                 ============

NET ASSET VALUE PER SHARE (PAR VALUE-$.001): (comprised of
   $18,002,268 / 250,000 BLDRS Emerging Markets 50 ADR Index
   Fund Shares outstanding, unlimited shares authorized)         $      72.01
                                                                 ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                            Statements of Operations


                                                                For the period
                                                  YEAR ENDED   November 8, 2002*
                                                 SEPTEMBER 30,  to September 30,
                                                     2004             2003
                                                 -------------------------------

INVESTMENT INCOME:
   Dividend income                                 $   301,072      $   321,401

EXPENSES:
   Trustee fees                                         11,632           14,140
   Marketing expense                                    34,510           10,916
   Licensing fees                                        6,961            9,950
   SEC filing fees                                       2,404            2,054
   Professional fees                                    35,144           29,965
   Other fees and expenses                               7,364            3,628
                                                   ----------------------------
   Total expenses                                       98,015           70,653
   Less expenses waived by the Licensor                 (6,961)          (9,950)
   Less expenses assumed by the Sponsor                (56,159)         (18,282)
                                                   ----------------------------
   Net expenses                                         34,895           42,421
                                                   ----------------------------
   Net investment income                               266,177          278,980
                                                   ----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net realized gain (loss) on sale of investments    (258,486)         102,841
   Net realized gain on in-kind redemptions          1,653,980        1,487,856
   Net change in unrealized appreciation/
     depreciation on investments                      (756,863)         844,339
                                                   ----------------------------
   Net realized and unrealized gain on
     investments                                       638,631        2,435,036
                                                   ----------------------------

   Net increase in net assets resulting from
     operations                                    $   904,808      $ 2,714,016
                                                   ============================


* Commencement of operations.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statements of Changes in Net Assets


                                                               For the period
                                                 YEAR ENDED   November 8, 2002*
                                                SEPTEMBER 30,  to September 30,
                                                    2004             2003
                                                --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                          $    266,177     $    278,980
   Net realized gain on investment transactions      1,395,494        1,590,697
   Net change in unrealized appreciation/
     depreciation on investments                      (756,863)         844,339
                                                  -----------------------------
   Net increase in net assets resulting from
     operations                                        904,808        2,714,016
                                                  -----------------------------

DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income                              (255,582)        (262,312)
   Realized gain on investments                       (105,812)              --
                                                  -----------------------------
   Total distributions                                (361,394)        (262,312)

UNITHOLDER TRANSACTIONS:
   Proceeds from subscriptions of BLDRS Emerging
     Markets 50 ADR Index Fund Shares               21,370,765       20,221,877
   Less redemptions of BLDRS Emerging Markets
     50 ADR Index Fund Shares                      (10,285,426)     (16,300,066)
                                                  -----------------------------
   Increase in net assets due to
     unitholder transactions                        11,085,339        3,921,811
                                                  -----------------------------
Total increase                                      11,628,753        6,375,515

NET ASSETS:
Beginning of period                                  6,373,515               --
                                                  -----------------------------
End of period (a)                                 $ 18,002,268     $  6,373,515
                                                  =============================


* Commencement of operations.


(a) Includes distributions in excess of net investment income of $(11,163) and undistributed net investment income of $16,668 at September 30, 2004 and 2003, respectively.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                              Financial Highlights


                                                                                               For the Period
                                                                           YEAR ENDED       November 8, 2002* to
                                                                          SEPTEMBER 30,         September 30,
                                                                               2004                 2003
                                                                        ------------------------------------------

Net asset value, beginning of period                                        $   63.74             $   50.55
Investment operations:
   Net investment income (1)                                                     1.60                  0.90
   Net realized and unrealized gain on investments                              10.14                 13.21
                                                                        ------------------------------------------
Total from investment operations                                                11.74                 14.11
Less distributions from:
   Net investment income                                                        (1.35)                (0.92)
   Realized gain on investments                                                 (2.12)                   --
                                                                        ------------------------------------------
   Total distributions                                                          (3.47)                (0.92)
                                                                        ------------------------------------------
Net asset value, end of period                                              $   72.01             $   63.74
                                                                        ==========================================
Total investment return (2)                                                     18.48%                27.76%**

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                          $18,002                $6,374
   Ratios to average net assets:
    Expenses before expenses waived and/ or assumed                              0.84%                 0.50%***
    Expenses after expenses waived and/ or assumed                               0.30%                 0.30%***
    Net investment income before expenses waived and/ or assumed                 1.75%                 1.78%***
    Net investment income after expenses waived and/ or assumed                  2.29%                 1.98%***
   Portfolio turnover rate (3)                                                  16.46%                16.21%**


The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Emerging Markets 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.


*    Commencement of operations.

**   Not annualized

***  Annualized


(1)  Calculated using average share method.

(2) Total return calculation assumes the reinvestment of dividends and capital gains (to the extent there are any). Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and selling shares of the Fund in the secondary market. Currently, the BLDRS Emerging Markets 50 ADR Index Fund does not have a dividend reinvestment program.

(3)  Portfolio   turnover  excludes   securities   received  or  delivered  from
     processing creations or redemptions of BLDRS Emerging Markets 50 ADR Fund Shares.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                          Notes to Financial Statements

                               September 30, 2004


1. ORGANIZATION

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios, including BLDRS Emerging Markets 50 ADR Index Fund (the "Fund"), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Fund was created to provide investors with the opportunity to purchase units of beneficial interest in the Fund representing proportionate undivided interests in the portfolio of securities held by the Fund, which consists of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Emerging Markets 50 ADR Index.

The Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 shares of the BLDRS Emerging Markets 50 ADR Index Fund (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Fund and its initial registration as an investment company.

Nasdaq Global Funds, Inc. (formerly known as Nasdaq Financial Product Services, Inc.) is the Sponsor of the Trust and The Bank of New York is the Trustee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION

Portfolio securities are valued based on their last sale price on the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued based on fair market value as determined by the Trustee in good faith based on available information. Factors considered by the Trustee when valuing securities in good faith are (a) the closing price for the Security on another market on which the security is traded (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, at the closing bid price on such other market,

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee's appraising the value of the Securities in good faith on the bid side of the market, or (e) by any combination thereof.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

The Fund declares and distributes dividends, if any, from net investment income to its unitholders quarterly. The Fund will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

At September 30, 2004, permanent differences were reclassified within the components of net assets, primarily due to the tax treatment of in-kind transactions and interest earned on redemptions. These differences resulted in a net decrease of $38,426 to undistributed net investment income, $1,652,205 to accumulated net realized gain on investments and a corresponding

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

increase of $1,690,631 to paid in capital. This reclassification had no effect on net assets of the Fund.

The tax character of distributions paid during the periods ended September 30, 2004 and 2003 was $361,394 and $262,312 of ordinary income, respectively.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of $195,549 for the year ended September 30, 2004. These carryover losses may be used to offset future gains. To the extent they are so used, future gains will not be distributed to unitholders until they exceed available loss carryovers.

At September 30, 2004, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $53,297.

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR

The Fund pays the expenses of its operations, including the fees of its Trustee and reimbursement to the Sponsor for expenses of the Sponsor relating to the marketing of the Trust and for payments to The Bank of New York (the "Licensor") for a license to use The Bank of New York's BNY Emerging Markets 50 ADR Index as a basis for determining the composition and weighting of securities held by the Fund. The Sponsor pays an annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Fund, and is reimbursed by the Fund for such payments, subject to waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Fund's accounting records, acts as custodian and transfer agent to the Fund, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Fund, and for adjusting the composition of the Fund's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of The Bank of New York's BNY Emerging

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR (CONTINUED)

Markets 50 ADR Index. For these services, the Trustee receives a fee at the following annual rates:

         NET ASSET VALUE                  FEE AS A PERCENTAGE OF NET
           OF THE FUND                      ASSET VALUE OF THE FUND
----------------------------------     ---------------------------------

               $0-$499,999,999*             10/100 of 1% per annum
   $500,000,000-$2,499,999,999*              8/100 of 1% per annum
      $2,500,000,000 and above*              6/100 of 1% per annum

* The fee indicated applies to that portion of the net asset value of the Fund that falls in the size category indicated and is computed each business day on the basis of the net asset value of the Fund on such day.

The Sponsor had undertaken that on each day during the fiscal year ending September 30, 2004, and through January 28, 2006, the ordinary operating expenses of the Fund as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of the Fund. To the extent during such period that ordinary operating expenses of the Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to the Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse the Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during the fiscal year expenses fell below the 0.30% per annum level on any given day. For the year ended September 30, 2004 and the period November 8, 2002 to September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $6,961 and $9,950 of expenses, and the Sponsor assumed $56,159 and $18,282 of expenses incurred by the Fund, respectively.

Marketing expenses for the year ended September 30, 2004 and the period November 8, 2002 to September 30, 2003, represent expenses incurred by the Sponsor on behalf of the Fund and charged to the Fund, subject to the reimbursement provisions above.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


4. TRANSACTIONS IN SHARES OF THE BLDRS EMERGING MARKETS 50 ADR INDEX FUND

Transactions in shares of the BLDRS Emerging Markets 50 ADR Index Fund were as follows:

                                                                                      For the Period
                                                                                     November 8, 2002*
                                                                FOR THE YEAR ENDED          to
                                                                SEPTEMBER 30, 2004  September 30, 2003
                                                                ------------------ -------------------
                                                                      SHARES              Shares
                                                                ------------------ -------------------

BLDRS Emerging Markets 50 ADR Index Fund Shares sold                  300,000            400,000
BLDRS Emerging Markets 50 ADR Index Fund Shares redeemed             (150,000)          (300,000)
                                                                ------------------ -------------------
Net increase                                                          150,000            100,000
                                                                ================== ===================

* Commencement of operations.

BLDRS Emerging Markets 50 ADR Index Fund Shares are issued and redeemed by the Fund only in Creation Unit size aggregations of 50,000 BLDRS Emerging Markets 50 ADR Index Fund Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per BLDRS Emerging Markets 50 ADR Index Shares and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Emerging Markets 50 ADR Clearing Process is $10 per each security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the BLDRS Emerging Markets 50 ADR Clearing Process is four times the normal transaction cost of $500 ($2,000) per participating party per day. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

For year ended September 30, 2004 and the period November 8, 2002 to September 30, 2003, the Trustee earned $3,000 and $1,000, respectively in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the year ended September 30, 2004 or the period November 8, 2002 to September 30, 2003.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


5. INVESTMENT TRANSACTIONS

For the year ended September 30, 2004, the Fund had purchases and sales of investment securities of $1,829,036 and $1,947,854 respectively. This excludes securities received or delivered from processing creations or redemptions of the Fund Shares. At September 30, 2004, the cost of investments for federal income tax purposes was $17,940,264. Accordingly, gross unrealized depreciation was $1,465,967 and gross unrealized appreciation was $1,489,310, resulting in net unrealized appreciation of $23,343.

                           The BLDRS Index Funds Trust


This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). Each fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY ADR Index.



BLDRS Europe 100 ADR Index Fund

The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). The BNY Europe 100 ADR Index includes 100 component Depositary Receipts as of September 30, 2004 representing the securities issued by 100 of the most actively traded companies from the European market having a free-float market capitalization ranging from $5 billion to over $200 billion.

                         BLDRS EUROPE 100 ADR INDEX FUND
                                     OF THE
                             BLDRS INDEX FUNDS TRUST

                             SCHEDULE OF INVESTMENTS(1)

                               September 30, 2004


DEPOSITARY RECEIPTS                                SHARES               VALUE
-------------------                                ------               -----

BP plc                                              9,995            $  575,011

HSBC Holdings plc                                   6,103               487,019

Vodafone Group plc                                 18,405               443,745

GlaxoSmithKline plc                                 8,159               356,793

Total S.A.                                          3,407               348,093

Novartis AG                                         6,956               324,637

Royal Dutch Petroleum Company                       5,768               297,629

UBS AG*                                             2,908               204,520

Sanofi-Aventis                                      5,503               201,465

Shell Transport and Trading Co, PLC                 4,442               197,713

Telefonica, S.A.                                    4,049               182,165

AstraZeneca PLC                                     4,363               179,450

Nokia Corporation                                  12,911               177,139

Barclays PLC                                        4,453               172,287

Siemens AG                                          2,319               170,910

ENI SpA                                             1,416               159,017

E.ON AG                                             1,916               141,209

ING Group                                           5,414               136,866

Ericsson LM Telephone Company*                      4,284               133,832

Banco Bilbao Vizcaya Argentaria, S.A.               9,387               129,541

Santander Central Hispano S.A.                     13,200               129,096

Deutsche Telekom AG                                 6,624               123,604

Lloyds TSB Group PLC                                3,873               121,922

Deutsche Bank AG*                                   1,506               108,342

Diageo plc                                          2,116               106,710

Credit Suisse Group                                 3,313               105,817

ABN AMRO Holding N.V.                               4,588               104,423

Anglo American plc                                  4,132               100,201

France Telecom                                      3,944                98,600

Allianz Aktiengesellschaft                          9,596                96,536

DaimlerChrysler AG*                                 2,310                95,680

Unilever N.V.                                       1,582                91,440

SAP AG                                              2,304                89,741

BASF Aktiengesellschaft                             1,521                89,663

AXA                                                 4,179                84,750

Koninklijke Philips Electronics N.V.*               3,543                81,170

DEPOSITARY RECEIPTS                                SHARES               VALUE
-------------------                                ------               -----

Rio Tinto PLC                                         738            $   80,184

BT Group plc                                        2,369                78,059

Vivendi Universal*                                  2,969                76,392

National Grid Transco PLC                           1,710                73,239

Telecom Italia SpA                                  2,369                72,870

BHP Billiton Plc                                    3,416                72,248

BG Group plc                                        1,956                66,582

Unilever PLC                                        2,015                66,535

British American Tobacco PLC                        2,155                62,904

Repsol YPF SA                                       2,633                57,715

Suez                                                2,581                55,750

Groupe Danone                                       3,479                54,620

Enel S.p.A                                          1,317                53,339

Bayer AG                                            1,907                52,309

Endesa SA                                           2,638                50,412

Prudential PLC                                      2,800                45,864

Cadbury Schweppes PLC                               1,432                44,263

Imperial Tobacco Group PLC                          1,009                44,235

Novo Nordisk A/S                                      784                42,940

mmO2 Plc                                            2,400                42,600

Royal KPN N.V.*                                     5,565                41,571

Lafarge                                             1,891                41,129

Aegon NV                                            3,760                40,608

Scottish Power PLC                                  1,287                39,691

Allied Irish Banks PLC                              1,180                39,259

ALCATEL                                             3,168                37,161

CRH PLC                                             1,466                34,671

Bank of Ireland                                       616                33,387

Sanpaolo IMI S.p.A                                  1,443                32,612

ABB Ltd.*                                           5,166                31,616

Portugal Telecom SGPS SA                            2,850                31,350

Reed Elsevier PLC                                     880                31,249

WPP Group PLC                                         654                30,541

British Sky Broadcasting Group PLC                    866                30,275

Schering Aktiengesellschaft                           480                30,120

Norsk Hydro ASA                                       411                30,102

DEPOSITARY RECEIPTS                                SHARES               VALUE
-------------------                                ------               -----

STMicroelectronics NV                               1,653            $   28,564

Wolseley plc*                                         812                28,298

Syngenta                                            1,472                28,100

UPM Kymmene Corp                                    1,449                27,792

Koninklijke Ahold NV*                               4,296                27,451

Akzo Nobel NV                                         746                26,483

Allied Domecq Plc*                                    766                26,258

Elan Corp, Plc*                                     1,069                25,015

Pearson plc                                         2,219                24,032

Smith & Nephew Group*                                 517                23,963

Reed Elsevier NV                                      901                23,336

Carnival plc                                          469                23,286

Stora Enso OYJ                                      1,704                23,055

Intercontinental Hotels Group PLC*                  1,947                22,507

Reuters Group PLC                                     661                22,487

The BOC Group Plc                                     688                22,388

Volvo AB                                              629                22,160

TPG NV                                                867                21,242

Gallaher Group PLC                                    452                21,004

National Bank of Greece S.A.*                       4,247                19,833

Veolia Environnement*                                 649                18,659

Adecco SA                                           1,451                17,963

Infineon Technologies AG*                           1,692                17,292

ASML Holding N.V.*                                  1,339                17,233

TDC A/S*                                              965                17,013

Telenor ASA*                                          744                16,852

United Utilities plc                                  770                15,677

AB Electrolux                                         391                14,365


                                                                ---------------
Total Investments (Cost $7,637,676)                                  $9,017,446
                                                                ===============

(1) The securities of the Trust's investment portfolio categorized by industry group, as a percentage of total investments at value, were as follows:

                                             Value at September 30, 2004
                                           ---------------------------------
INDUSTRY CLASSIFICATION PER BNY
ADR EUROPE INDEX                                    $                  %
-------------------------------                -----------           ------
Energy                                         $ 1,701,760           18.87%
Banks                                            1,688,058           18.72%
Pharmaceuticals                                  1,160,420           12.87%
Fixed-Line Communications                          662,084            7.34%
Wireless Communications                            486,345            5.39%
Electrical Utilities                               413,640            4.59%
Insurance                                          404,624            4.49%
Communications Technology                          348,132            3.86%
Mining & Minerals                                  282,735            3.14%
Food                                               256,858            2.85%
Chemicals                                          218,943            2.43%
Advanced Industrial Equipment                      202,526            2.25%
Beverage                                           132,968            1.47%
Tobacco                                            128,143            1.42%
Food Retailers & Wholesalers                       108,621            1.20%
Broadcasting                                       106,667            1.18%
Publishing                                         101,104            1.12%
Automobile Manufacturers                            95,680            1.06%
Software                                            89,741            1.00%
Other Industries                                   428,397            4.75%
                                           ----------------       ----------
                                               $ 9,017,446          100.00%
                                           ================       ==========

   * Designated as non-incoming producing.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Assets and Liabilities


                                                                   SEPTEMBER 30,
                                                                       2004
                                                                   -------------

ASSETS:
   Investment in Securities, at value (cost $7,637,676)             $ 9,017,446
   Cash                                                                  41,080
   Dividends receivable                                                  16,009
   Receivable from securities sold                                      126,902
                                                                    -----------
   Total assets                                                       9,201,437
                                                                    -----------

LIABILITIES:
   Accrued expenses                                                       9,470
   Payable to Trustee                                                       738
   Distribution payable                                                  47,096
   Payable for securities purchased                                     126,978
                                                                    -----------
   Total liabilities                                                    184,282
                                                                    -----------
Net assets                                                          $ 9,017,155
                                                                    ===========

NET ASSETS REPRESENTED BY:
   Paid in surplus                                                  $ 7,636,396
   Distributions in excess of net investment income                      (2,664)
   Accumulated net realized gain on investments                           3,653
   Net unrealized appreciation on investments                         1,379,770
                                                                    -----------
Net assets                                                          $ 9,017,155
                                                                    ===========

NET ASSET VALUE PER SHARE (PAR VALUE-$.001): (comprised of
   $9,017,155 / 150,000 BLDRS Europe 100 ADR Index Funds Shares
   outstanding, unlimited shares authorized)                        $     60.11
                                                                    ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                            Statements of Operations


                                                                For the period
                                                  YEAR ENDED   November 8, 2002*
                                                 SEPTEMBER 30,  to September 30,
                                                     2004             2003
                                                 -------------------------------

INVESTMENT INCOME:
   Dividend income                                 $   223,198      $   348,022

EXPENSES:
   Trustee fees                                          8,398           11,070
   Marketing expense                                    34,510           10,916
   Licensing fees                                        5,027            7,938
   SEC filing fees                                       1,667              701
   Professional fees                                    35,144           29,965
   Other fees and expenses                               9,283            5,745
                                                   ----------------------------
   Total expenses                                       94,029           66,335
   Less expenses waived by the Licensor                 (5,027)          (7,938)
   Less expenses assumed by the Sponsor                (63,809)         (25,188)
                                                   ----------------------------
   Net expenses                                         25,193           33,209
                                                   ----------------------------
   Net investment income                               198,005          314,813
                                                   ----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net realized gain (loss) on sale of investments      88,863          (85,210)
   Net realized gain on in-kind redemptions                 --          620,647
   Net change in unrealized appreciation/
     depreciation investments                        1,179,613          200,157
                                                   ----------------------------
   Net realized and unrealized gain on investments   1,268,476          735,594
                                                   ----------------------------

   Net increase in net assets resulting from
     operations                                    $ 1,466,481      $ 1,050,407
                                                   ============================


* Commencement of operations.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statements of Changes in Net Assets


                                                                For the period
                                                YEAR ENDED     November 8, 2002*
                                               SEPTEMBER 30,    to September 30,
                                                   2004               2003
                                               ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                         $    198,005      $    314,813
   Net realized gain on investment
     transactions                                      88,863           535,437
   Net change in unrealized appreciation/
     depreciation on investments                    1,179,613           200,157
                                                 ------------------------------
   Net increase in net assets resulting from
     operations                                     1,466,481         1,050,407
                                                 ------------------------------

DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income                             (200,446)         (254,921)
                                                 ------------------------------

UNITHOLDER TRANSACTIONS:
Proceeds from subscriptions of BLDRS
   Europe 100 ADR Index Fund Shares                 5,266,577        17,979,436
Less redemptions of BLDRS Europe 100
   ADR Index Fund Shares                                   --       (16,290,379)
                                                 ------------------------------
Increase in net assets due to
   unitholder transactions                          5,266,577         1,689,057
                                                 ------------------------------
Total increase                                      6,532,612         2,484,543

NET ASSETS:
Beginning of period                                 2,484,543                --
                                                 ------------------------------
End of period (a)                                $  9,017,155      $  2,484,543
                                                 ==============================


* Commencement of operations.


(a) Includes distributions in excess of net investment income of $(2,664) and undistributed net investment income of $59,892 at September 30, 2004 and 2003, respectively.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                              Financial Highlights


                                                                                                For the Period
                                                                          YEAR ENDED         November 8, 2002* to
                                                                         SEPTEMBER 30,           September 30,
                                                                       --------------------------------------------
                                                                             2004                     2003
                                                                       --------------------------------------------

Net asset value, beginning of period                                       $   49.69               $   44.95
Investment operations:
   Net investment income (1)                                                    1.38                    1.12
   Net realized and unrealized gain on investments                             10.33                    4.70
                                                                       --------------------------------------------
Total from investment operations                                               11.71                    5.82
Less distributions from:
   Net investment income                                                       (1.29)                  (1.08)
                                                                       --------------------------------------------
Net asset value, end of period                                             $   60.11               $   49.69
                                                                       ============================================
Total investment return (2)                                                    23.72%                  12.45%**

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                          $9,017                  $2,485
    Ratios to average net assets:
    Expenses before expenses waived and/ or assumed                             1.12%                   0.60%***
    Expenses after expenses waived and/ or assumed                              0.30%                   0.30%***
    Net investment income before expenses waived and/ or assumed                1.54%                   2.55%***
    Net investment income after expenses waived and/ or assumed                 2.36%                   2.85%***
   Portfolio turnover rate (3)                                                 11.91%                   7.96%**


The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Europe 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.


*    Commencement of operations.

**   Not annualized.

***  Annualized.


(1)  Calculated using average share method

(2) Total return calculation assumes the reinvestment of dividends and capital gains (to the extent there are any). Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and selling shares of the Fund in the secondary market. Currently, the BLDRS Europe 100 ADR Index Fund does not have a dividend reinvestment program.

(3)  Portfolio   turnover  excludes   securities   received  or  delivered  from
     processing creations or redemptions of BLDRS Europe 100 ADR Fund Shares.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                          Notes to Financial Statements

                               September 30, 2004


1. ORGANIZATION

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios, including BLDRS Europe 100 ADR Index Fund (the "Fund"), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Fund was created to provide investors with the opportunity to purchase units of beneficial interest in the Fund representing proportionate undivided interests in the portfolio of securities held by the Fund, which consists of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Europe 100 ADR Index.

The Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 shares of the BLDRS Europe Markets 100 ADR Index Fund (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Fund and its initial registration as an investment company.

Nasdaq Global Funds, Inc. (formerly known as Nasdaq Financial Product Services, Inc.) is the Sponsor of the Trust and The Bank of New York is the Trustee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION

Portfolio securities are valued based on their last sale price on the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued based on fair market value as determined by the Trustee in good faith based on available information. Factors considered by the Trustee when valuing securities in good faith are (a) the closing price for the Security on another market on which the security is traded (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee's appraising the value of the Securities in good faith on the bid side of the market, or (e) by any combination thereof.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

The Fund declares and distributes dividends, if any, from net investment income to its unitholders quarterly. The Fund will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

At September 30, 2004, permanent differences were reclassified within the components of net assets, primarily due to the tax treatment of in-kind transactions and interest earned on redemptions. These differences resulted in a net decrease of $60,114 to undistributed net investment income and a corresponding increase of $60,114 to paid in capital. This reclassification had no effect on net assets of the Fund.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The tax character of distributions paid during the periods ended September 30, 2004 and 2003 was $200,446 and $254,921 of ordinary income, respectively.

At September 30, 2004, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $44,433 and undistributed long term capital gain of $5,584.

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR

The Fund pays the expenses of its operations, including the fees of its Trustee and reimbursement to the Sponsor for expenses of the Sponsor relating to the marketing of the Trust and for payments to The Bank of New York (the "Licensor") for a license to use The Bank of New York's BNY Europe 100 ADR Index as a basis for determining the composition and weighting of securities held by the Fund. The Sponsor pays an annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Fund, and is reimbursed by the Fund for such payments, subject to waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Fund's accounting records, acts as custodian and transfer agent to the Fund, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Fund, and for adjusting the composition of the Fund's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of The Bank of New York's BNY Developed Markets 100 ADR Index. For these services, the Trustee receives a fee at the following annual rates:

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR (CONTINUED)

         NET ASSET VALUE                  FEE AS A PERCENTAGE OF NET
           OF THE FUND                      ASSET VALUE OF THE FUND
----------------------------------     ---------------------------------


               $0-$499,999,999*             10/100 of 1% per annum
   $500,000,000-$2,499,999,999*              8/100 of 1% per annum
      $2,500,000,000 and above*              6/100 of 1% per annum

* The fee indicated applies to that portion of the net asset value of the Fund that falls in the size category indicated and is computed each business day on the basis of the net asset value of the Fund on such day.

The Sponsor had undertaken that on each day during the fiscal year ending September 30, 2004, and through January 28, 2006, the ordinary operating expenses of the Fund as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of the Fund. To the extent during such period that ordinary operating expenses of the Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to the Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse the Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during the fiscal year expenses fell below the 0.30% per annum level on any given day. For the year ended September 30, 2004 and the period November 8, 2002 to September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $5,027 and $7,938 of expenses, and the Sponsor assumed $63,809 and $25,188 of expenses incurred by the Fund, respectively.

Marketing expenses for the year ended September 30, 2004 and the period November 8, 2002 to September 30, 2003, represent expenses incurred by the Sponsor on behalf of the Fund and charged to the Fund, subject to the reimbursement provisions above.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


4. TRANSACTIONS IN SHARES OF THE BLDRS EUROPE 100 ADR INDEX FUND

Transactions in shares of the BLDRS Europe 100 ADR Index Fund were as follows:

                                                                                      For the Period
                                                                                     November 8, 2002*
                                                                FOR THE YEAR ENDED          to
                                                                SEPTEMBER 30, 2004  September 30, 2003
                                                                ------------------ -------------------
                                                                      SHARES              Shares
                                                                ------------------ -------------------

BLDRS Europe 100 ADR Index Fund Shares sold                          100,000             400,000
BLDRS Europe 100 ADR  Index Fund Shares  redeemed                         --            (350,000)
                                                                ------------------ -------------------
Net increase                                                         100,000              50,000
                                                                ================== ===================

* Commencement of operations.

BLDRS Europe 100 ADR Index Fund Shares are issued and redeemed by the Fund only in Creation Unit size aggregations of 50,000 BLDRS Developed Markets 100 ADR Index Fund Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per BLDRS Europe 100 ADR Index Shares and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Europe 100 ADR Clearing Process is $10 per each security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $1,000 per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the BLDRS Europe 100 ADR Clearing Process is four times the normal transaction cost of $1,000 ($4,000) per participating party per day. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

For year ended September 30, 2004 and the period November 8, 2002 to September 30, 2003, the Trustee earned $2,000 and $3,000, respectively in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the year ended September 30, 2004 or the period November 8, 2002 to September 30, 2003.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2004


5. INVESTMENT TRANSACTIONS

For the year ended September 30, 2004, the Fund had purchases and sales of investment securities of $1,079,621 and $1,064,822, respectively. This excludes securities received or delivered from processing creations or redemptions of the Fund Shares. At September 30, 2004, the cost of investments for federal income tax purposes was $7,639,605. Accordingly, gross unrealized depreciation was $163,336 and gross unrealized appreciation was $1,541,176, resulting in net unrealized appreciation of $1,377,840.

             Report of Independent Registered Public Accounting Firm

To the Sponsor, Trustee and the Unitholders of the BLDRS Index Funds Trust

We have audited the accompanying statements of assets and liabilities of the BLDRS Index Funds Trust (the "Trust"), comprising of BLDRS Asia 50 ADR Index Fund, the BLDRS Developed Markets 100 ADR Index Fund, the BLDRS Emerging Markets 50 ADR Index Fund and the BLDRS Europe 100 ADR Index Fund (collectively the "Funds"), including the schedules of investments, as of September 30, 2004, and the related statements of operations, changes in net assets, and financial highlights for the year then ended and the period November 8, 2002 (commencement of operations) through September 30, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the Trust's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the BLDRS Index Funds Trust at September 30, 2004, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended and the period November 8, 2002 through September 30, 2003, in conformity with U.S. generally accepted accounting principles.



                                                      ERNST & YOUNG LLP


New York, New York
January 21, 2005

                            Supplemental Information
                                  (Unaudited)


BLDRS ASIA 50 ADR INDEX FUND
BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
BLDRS EMERGING MARKETS 50 ADR INDEX FUND
BLDRS EUROPE 100 ADR INDEX FUND

I.     INFORMATION REGARDING CLOSING PRICES VS. NET ASSET VALUE
       FREQUENCY DISTRIBUTION FOR EACH BLDRS FUND

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a BLDRS Fund and that Fund's net asset value. Net Asset Value, or "NAV", is the price at which a Fund issues and redeems shares. The "Closing Market Price" of shares in each BLDRS Fund is determined and published by The Nasdaq Stock Market, as of the time that the Funds' NAV is calculated. Each Fund's Closing Market Price may be below, at or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from the commencement of trading of each Fund through December 31, 2004.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

                          BLDRS ASIA 50 ADR INDEX FUND
                    January 1, 2004 through December 31, 2004


                                  Closing Price               Closing Price
                                    on NASDAQ                   on NASDAQ
                                 Above Fund NAV              Below Fund NAV
                          ----------------------------  ------------------------
Range                      Frequency(1)    % of Total    Frequency    % of Total
-----------------------   -------------   ------------  -----------  -----------

>0.00%-1.00% ..........        158           100.00%         74         100.00%
>1.00%-2.00% ..........          0             0.00%          0           0.00%
                               ---           ------          --         ------
     Total ............        158           100.00%         74         100.00%



                   BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
                    January 1, 2004 through December 31, 2004


                                  Closing Price               Closing Price
                                    on NASDAQ                   on NASDAQ
                                 Above Fund NAV              Below Fund NAV
                          ----------------------------  ------------------------
Range                      Frequency(1)    % of Total    Frequency    % of Total
-----------------------   -------------   ------------  -----------  -----------

>0.00%-1.00% ..........        154            98.09%         68          97.14%
>1.00%-2.00% ..........          2             1.27%          2           2.86%
>2.00%-3.00% ..........          1             0.64%          0           0.00%
                               ---           ------          --         ------
     Total ............        157           100.00%         70         100.00%

                    BLDRS EMERGING MARKETS 50 ADR INDEX FUND
                    January 1, 2004 through December 31, 2004


                                  Closing Price               Closing Price
                                    on NASDAQ                   on NASDAQ
                                 Above Fund NAV              Below Fund NAV
                          ----------------------------  ------------------------
Range                      Frequency(1)    % of Total    Frequency    % of Total
-----------------------   -------------   ------------  -----------  -----------

>0.00%-1.00% ..........        162            96.43%         76          98.70%
>1.00%-2.00% ..........          5             2.98%          1           1.30%
>2.00%-3.00% ..........          1             0.60%          0           0.00%
                               ---           ------          --         ------
     Total ............        168           100.00%         77         100.00%





                         BLDRS EUROPE 100 ADR INDEX FUND
                    January 1, 2004 through December 31, 2004

                                  Closing Price               Closing Price
                                    on NASDAQ                   on NASDAQ
                                 Above Fund NAV              Below Fund NAV
                          ----------------------------  ------------------------
Range                      Frequency(1)    % of Total    Frequency    % of Total
-----------------------   -------------   ------------  -----------  -----------

>0.00%-1.00% ..........        119           100.00%         76          97.44%
>1.00%-2.00% ..........          0             0.00%          1           1.28%
>2.00%-3.00% ..........          0             0.00%          1           1.28%
                               ---           ------          --         ------
     Total ............        119           100.00%         78         100.00%


(1) Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

II. CUMULATIVE AND AVERAGE ANNUAL RETURNS FOR EACH BLDRS FUND



                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIOD ENDING DECEMBER 31, 2004)

                         PAST ONE YEAR(1) (2)         FROM INCEPTION (1) (2)
                      --------------------------    --------------------------
                               CLOSING                       CLOSING
BLDRS FUND             NAV      MARKET    INDEX      NAV      MARKET    INDEX
BLDRS Asia 50         11.00%     9.09%    11.42%    20.22%    20.29%    21.02%
BLDRS Developed       15.76%    10.53%    16.21%    23.34%    23.36%    23.92%
BLDRS Emerging        17.85%    14.46%    18.42%    30.61%    30.64%    31.48%
BLDRS Europe          17.32%    17.28%    17.83%    24.54%    24.61%    25.15%



                            CUMULATIVE TOTAL RETURNS
                   (FOR THE PERIOD ENDING DECEMBER 31, 2004)

                         PAST ONE YEAR(1) (2)         FROM INCEPTION (1) (2)
                      --------------------------    --------------------------
                               CLOSING                       CLOSING
BLDRS FUND             NAV      MARKET    INDEX      NAV      MARKET    INDEX
BLDRS Asia 50         11.00%     9.09%    11.42%    48.43%    48.62%    50.65%
BLDRS Developed       15.76%    10.53%    16.21%    56.83%    56.88%    58.52%
BLDRS Emerging        17.83%    14.46%    18.42%    77.26%    77.43%    79.85%
BLDRS Europe          17.32%    17.28%    17.83%    60.12%    60.33%    61.92%


(1) The above calculation assumes the reinvestment price of the 12/17/04 income distribution is the 12/31/04 NAV.

(2) Cumulative and Average Annual Total Return for the period since inception is calculated from the inception date of November 8, 2002. "Cumulative Total Return" represents the total change in value of an investment over the period indicated.

     Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market closing price and net asset value, respectively. Since fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

     Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

BLDRS INDEX FUNDS TRUST
--------------------------------------------------------------------------------


SPONSOR
-------

Nasdaq Global Funds, Inc.
(formerly Nasdaq Financial Products Services, Inc.)
c/o The Nasdaq Stock Market, Inc.
1725 K Street
Washington, DC 20006-1500


TRUSTEE
-------

The Bank of New York
2 Hanson Place
Brooklyn, NY 11217


DISTRIBUTOR
-----------

ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202


INDEPENDENT ACCOUNTANTS
-----------------------

Ernst & Young LLP
5 Times Square
New York, NY 10036


LEGAL COUNSEL
-------------

Carter Ledyard & Milburn LLP
2 Wall Street
New York, NY 10005